Other financial assets and liabilities - Summary of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	$ 513	$ 904	[1]
Total other current financial liabilities	273	69	[1]
Total other financial liabilities	4	0
Total other financial liabilities
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	513	904
Total other current financial liabilities	273	69
Total other financial liabilities	786	973
Derivatives not related to net debt
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	198	220
Total other current financial liabilities	68	61
Total other financial liabilities	266	281
Derivatives related to net debt
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	315	684
Total other current financial liabilities	201	8
Total other financial liabilities	516	692
Other financial liabilities
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	0	0
Total other current financial liabilities	4	0
Total other financial liabilities	$ 4	$ 0

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.